PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Mar. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

Note 5—PROPERTY, EQUIPMENT AND SOFTWARE, NET

	March 31, 2018	March 31, 2017
Office equipment	$590,801	$263,318
Vehicle	58,405	—
Leasehold improvements	150,612	137,251
Software	331,583	191,509

Total property, equipment and software	1,131,401	592,078
Accumulated depreciation and amortization	(364,314)	(164,140)

Property, equipment and software, net	$767,087	$427,938

Depreciation and amortization expense on property, equipment and software for the years ended March 31, 2018, 2017 and 2016 were US$174,384, US$92,224 and US$61,392 respectively.